Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8: Commitments and Contingencies

Insurance Guaranty Funds

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during 2021 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies. The Company has established a liability of $132 at March 31, 2021 and December 31, 2020 for guaranty fund assessments, respectively, which is reported in other liabilities in the unaudited condensed statutory basis statements of admitted assets, liabilities and capital and surplus. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has not established an asset as of March 31, 2021 and December 31, 2020 since it does not believe any amount will be recoverable. Recoveries of assessments from premium taxes are generally made over a five-year period.

Legal Matters

Various legal and regulatory actions, including state market conduct exams and federal tax audits, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is routinely involved in a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company’s practices. The ultimate outcome of these disputes is unpredictable.

These matters in some cases raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the unaudited condensed statutory basis financial statements of the Company.

Note 10: Commitments and Contingencies

Insurance Guaranty Funds

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during 2020 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies. The Company has established a liability of $132 and $116 at December 31, 2020 and 2019, respectively, for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has not established an asset as of December 31, 2020 and 2019 since it does not believe any amount will be recoverable. Recoveries of assessments from premium taxes are generally made over a five-year period.

Legal Matters

Various legal and regulatory actions, including state market conduct exams and federal tax audits, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is routinely involved in a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company’s practices. The ultimate outcome of these disputes is unpredictable.

These matters in some cases raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the statutory basis financial statements of the Company.